Tax - Movement of deferred tax assets and liabilities commentary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Management's approved financial forecast period	5 years
Deferred tax assets	$ 4,624	$ 4,483
Deferred tax liability (asset)	$ 49	(170)	$ (1,257)
Period for majority recovery of deferred tax assets (liabilities)	5 years
Deferred tax liabilities	$ 4,673	4,313
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	16,900	15,600
Unused tax losses for which no deferred tax asset recognised	10,500	9,300
Unused tax losses for which no deferred tax asset recognised, deductible against future taxable profits	5,800	4,300
Temporary differences related to unrecognised deferred tax liabilities arising on investments in subsidiaries and branches	12,700	12,100
Expiration within 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	700	700
Not subject to expiration
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	10,900	11,500
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(2,600)	(2,400)
France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	0
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (800)	(600)
Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Period for substantial recovery of deferred tax assets (liabilities)	7 years
Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Period for substantial recovery of deferred tax assets (liabilities)	8 years
Unused tax losses | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (1,100)
Unused tax losses | France | Expiration within 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(400)
Unused tax losses | UK | Up to 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (200)
Unused tax losses | Minimum | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset and liability expiration period	13 years
Unused tax losses | Maximum | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset and liability expiration period	17 years
Retirement obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 2,819	2,306	$ 1,613
Retirement obligations | UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	3,000
Temporary differences from investments in subsidiaries and branches
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 800	$ 700